CONVERTIBLE NOTE RECEIVABLE (RELATED PARTY)	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
CONVERTIBLE NOTE RECEIVABLE

NOTE 5. CONVERTIBLE NOTE RECEIVABLE (RELATED PARTY)

On March 14, 2025, the Company entered into a convertible facility with Supply@ME Capital Plc (“SYME”) to loan SYME up to $5.15 million (the "Convertible Note Receivable"). SYME is a fintech platform focused on Inventory Monetisation© solutions for manufacturing and trading companies. The Convertible Note Receivable bears interest at 14.33% annually based on the US Federal Funds Rate plus 10%. Upon conversion, the Company is expected to hold a controlling interest in SYME. Following approval by SYME stockholders, the Financial Conduct Authority, and The Panel on Takeovers and Mergers, the Company may convert amounts outstanding under the Convertible Note Receivable into ordinary shares of SYME at a fixed conversion ratio of £0.00003 per ordinary share, with conversion shares accompanied by a warrant to acquire one additional ordinary share of SYME for every two ordinary shares of SYME issued on any conversion, with an exercise price of £0.000039, as well as the ability to exercise on a cashless basis. If the Convertible Note Receivable is not converted into ordinary shares of SYME by June 30, 2026, the Company may demand repayment in full of the note in cash.

Certain conversion features of the Convertible Note Receivable would typically be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreement, the Company elected the fair value option for the Convertible Note Receivable. During March 2025, the excess of the issuance date fair value of $260,000 of the Convertible Note Receivable over the proceeds paid of $150,000 was recorded to additional paid-in capital. As of September 30, 2025, the fair value of the Convertible Note Receivable was $2,011,700, and the principal amount of the Convertible Note Receivable was $2,957,394. Additionally, accrued interest as of September 30, 2025 under the Convertible Note Receivable was $66,419, which is included in prepaid expenses and other on the condensed consolidated balance sheets. In October 2025, the Company paid SYME the remaining amount of $2,192,606.